RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

On September 10, 2025, the Company entered into a promissory note with its CEO, Kent Wilson, investor in the amount of $54,000. The note included an original issue discount of $13,500, resulting in net proceeds of $40,500. The note bears interest at a rate of 18% per annum and matures on September 10, 2026. The note is secured by all of the Company’s assets in a junior position to the Company’s senior secured creditors. At inception, the Company recorded a discount against the note payable in the amount of $13,500 for the original issue discount. Amortization of debt discount was $701 and $-0- in the three months ended September 30, 2025 and 2024, respectively, and $701 and $-0- in the nine months ended September 30, 2025 and 2024, respectively.

The Company has related party transactions with two of the executive officers, who have contributed paid expenses on behalf of the Company. As of September 30, 2025 and December 31, 2024, the Company had due to related party an amount of $38,162 and $-0-, respectively, to the Company’s CEO, Kent Wilson, and $19,450 and $-0-, respectively, to the Company’s COO, Jeffrey Hail.

The Company had related party transactions with its former three executive officers who contributed from time to time to facilitate cash flow. As of September 30, 2025, and December 31, 2024, the Company had due to related party an amount of $-0- and $2,797, respectively, to the Company’s former CEO, Panagiotis N. Lazaretos, $-0- and $3,395, respectively, to the Company’s former Chief Financial Officer, Helen V. Maridakis, and $-0- and $12,209, respectively, to the Company’s former Chief Operating Officer, Nikolaos Ioannou.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company has related party transactions with its three former n amount of $9,487 to our CEO, Mr. Panagiotis N. Lazaretos, $10,067 to our CFO Mrs. Helen V. Maridakis and $10,378 to our COO, Mr. Nikolaos Ioannou has as of December 31, 2024